Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Third Avenue Trust
Entity Central Index Key	0001031661
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Third Avenue Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Investor Class
Trading Symbol	TVFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVFVX)	$ 156	1.44%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to demonstrate how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio performance was aided by security selection within Canada.
  Top performing holdings included Capstone Copper Corp. and Lundin Mining Corp., both of which are Canadian-listed mining companies.
  Materials companies outside of Canada, such as Warrior Met Coal, Inc., also provided positive contribution to performance.
  Holdings of various U.S. financial companies, such as Lazard, Ltd., Comerica, Inc. and Old Republic International Corp., all contributed positively to performance.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by cash holdings and relatively lower allocation to U.S. equities.
  Absolute and relative performance were negatively impacted by holdings in two small-cap U.K. companies and two offshore oil service companies.
  Relative performance was also negatively impacted by a high relative weighting in foreign currency-denominated holdings during a period of U.S. dollar strength.
  The Fund also experienced negative selection effect within the Fund’s German holdings.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVFVX)	17.19%	14.76%	6.94%
MSCI World Index	34.29%	12.57%	10.36%

No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 732,807,556
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,020,227
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 732,807,556
Total number of portfolio holdings	32
Total advisory fee paid, net	$ 7,020,227
Portfolio turnover rate, as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by
Sector
*
Metals & Mining	15.2%
Banks	13.8%
Oil & Gas Production & Services	11.4%
Automotive	9.8%
Transportation & Logistics	8.5%
Diversified Holding Companies	7.2%
Building Products	6.8%
Short-Term Investments	8.2%
Others	18.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Institutional Class
Trading Symbol	TAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAVFX)	$ 129	1.19%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to demonstrate how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio performance was aided by security selection within Canada.
  Top performing holdings included Capstone Copper Corp. and Lundin Mining Corp., both of which are Canadian-listed mining companies.
  Materials companies outside of Canada, such as Warrior Met Coal, Inc., also provided positive contribution to performance.
  Holdings of various U.S. financial companies, such as Lazard, Ltd., Comerica, Inc. and Old Republic International Corp., all contributed positively to performance.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by cash holdings and relatively lower allocation to U.S. equities.
  Absolute and relative performance were negatively impacted by holdings in two small-cap U.K. companies and two offshore oil service companies.
  Relative performance was also negatively impacted by a high relative weighting in foreign currency-denominated holdings during a period of U.S. dollar strength.
  The Fund also experienced negative selection effect within the Fund’s German holdings.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TAVFX)	17.48%	15.06%	7.22%
MSCI World Index	34.29%	12.57%	10.36%

No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 732,807,556
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,020,227
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 732,807,556
Total number of portfolio holdings	32
Total advisory fee paid, net	$ 7,020,227
Portfolio turnover rate, as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund
as
of the report date.
Summary of Investments by
Sector
*
Metals & Mining	15.2%
Banks	13.8%
Oil & Gas Production & Services	11.4%
Automotive	9.8%
Transportation & Logistics	8.5%
Diversified Holding Companies	7.2%
Building Products	6.8%
Short-Term Investments	8.2%
Others	18.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Value Fund - Z Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Fund
Class Name	Z Class
Trading Symbol	TAVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TAVZX)	$ 117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index to demonstrate how the Fund’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related index. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy.
Top Contributors to Performance
  Portfolio performance was aided by security selection within Canada.
  Top performing holdings included Capstone Copper Corp. and Lundin Mining Corp., both of which are Canadian-listed mining companies.
  Materials companies outside of Canada, such as Warrior Met Coal, Inc., also provided positive contribution to performance.
  Holdings of various U.S. financial companies, such as Lazard, Ltd.,
  Comerica
  , Inc. and Old Republic International Corp., all contributed positively to performance.
Top Detractors from Performance
  Portfolio attribution was negatively impacted by cash holdings and relatively lower allocation to U.S. equities.
  Absolute and relative performance were negatively impacted by holdings in two small-cap U.K. companies and two offshore oil service companies.
  Relative performance was also negatively impacted by a high relative weighting in foreign currency-denominated holdings during a period of U.S. dollar strength.
  The Fund also experienced negative selection effect within the Fund’s German holdings.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TAVZX)	17.59%	15.17%	8.23% *
MSCI World Index	34.29%	12.57%	10.88%
*	Z Class commenced investment operations on March 1, 2018.

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 732,807,556
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 7,020,227
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 732,807,556
Total number of portfolio holdings	32
Total advisory fee paid, net	$ 7,020,227
Portfolio turnover rate, as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
as of the report date.
Summary of Investments by
Sector
*
Metals & Mining	15.2%
Banks	13.8%
Oil & Gas Production & Services	11.4%
Automotive	9.8%
Transportation & Logistics	8.5%
Diversified Holding Companies	7.2%
Building Products	6.8%
Short-Term Investments	8.2%
Others	18.4%
Other Assets less Liabilities	0.7%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Small-Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Investor Class
Trading Symbol	TVSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVSVX)	$ 156	1.40%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index (the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest source of outperformance, compared to the Secondary Index, was generated by security selection within the Consumer Discretionary sector. Two of the Fund’s top five contributors for the period were Consumer Discretionary companies, Hamilton Beach Brands Holding Co. and TRI Pointe Homes, Inc.
  Financials exposure generated the largest absolute contribution to returns for both the Fund and the Secondary Index.
  The Fund’s holding in UMB Financial Corp. represented its highest average portfolio weight, and the largest positive contributor to Fund performance during the period.
  Other Financial holdings, such as Investors Title Co. and Prosperity Bancshares, Inc., made meaningful positive contributions to Fund performance during the period.
  Health Care companies held by the Fund each contributed positively to performance and resulted in a positive selection effect.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in Seaboard Corp. (“Seaboard”) and ProAssurance Corp.
  The Consumer Staples sector, represented by Seaboard, created the largest underperformance relative to the Secondary Index as a result of both allocation effect and selection effect.
  The Fund’s Real Estate exposure underperformed the Secondary Index’s Real Estate sector holdings during the period, negatively impacting relative performance.
  The Fund also experienced a negative selection effect within its Materials holdings.
  The Fund’s cash and cash equivalents balance averaged 12.42% for the period, stemming from notable position realizations during the period, producing a negative allocation effect.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVSVX)	23.19%	9.74%	7.81%
Russell 2000 Value Index	31.77%	8.42%	7.33%
MSCI USA All Cap Index*	37.98%	14.77%	12.54%
MSCI USA Small Cap Value Index	33.44%	9.70%	8.06%
*	The Fund has designated the MSCI USA All Cap Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 183,039,918
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,485,334
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 183,039,918
Total number of portfolio holdings	26
Total advisory fee paid, net	$ 1,485,334
Portfolio turnover rate, as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by
Sector
*
Bank & Thrifts	14.4%
Insurance & Reinsurance	9.5%
Consumer Discretionary	9.1%
Industrial Services	7.5%
Financials	7.1%
Healthcare	6.9%
Oil & Gas Production & Services	4.5%
Consulting & Information Technology Services	4.1%
Real Estate	4.0%
Materials/Diversified Chemicals	3.5%
Conglomerates	3.5%
Short-Term Investments	11.2%
Others	13.5%
Other Assets less Liabilities	1.2%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Small-Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	TASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TASCX)	$ 128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index (the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest source of outperformance, compared to the Secondary Index, was generated by security selection within the Consumer Discretionary sector. Two of the Fund’s top five contributors for the period were Consumer Discretionary companies, Hamilton Beach Brands Holding Co. and TRI Pointe Homes, Inc.
  Financials exposure generated the largest absolute contribution to returns for both the Fund and the Secondary Index.
  The Fund’s holding in UMB Financial Corp. represented its highest average portfolio weight, and the largest positive contributor to Fund performance during the period.
  Other Financial holdings, such as Investors Title Co. and Prosperity Bancshares, Inc., made meaningful positive contributions to Fund performance during the period.
  Health Care companies held by the Fund each contributed positively to performance and resulted in a positive selection effect.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in Seaboard Corp. (“Seaboard”) and ProAssurance Corp.
  The Consumer Staples sector, represented by Seaboard, created the largest underperformance relative to the Secondary Index as a result of both allocation effect and selection effect.
  The Fund’s Real Estate exposure underperformed the Secondary Index’s Real Estate sector holdings during the period, negatively impacting relative performance.
  The Fund also experienced a negative selection effect within its Materials holdings.
  The Fund’s cash and cash equivalents balance averaged 12.42% for the period, stemming from notable position realizations during the period, producing a negative allocation effect.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TASCX)	23.44%	10.00%	8.08%
Russell 2000 Value Index	31.77%	8.42%	7.33%
MSCI USA All Cap Index*	37.98%	14.77%	12.54%
MSCI USA Small Cap Value Index	33.44%	9.70%	8.06%
*	The Fund has designated the MSCI USA All Cap Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 183,039,918
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,485,334
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 183,039,918
Total number of portfolio holdings	26
Total advisory fee paid, net	$ 1,485,334
Portfolio turnover rate, as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by
Sector
*
Bank & Thrifts	14.4%
Insurance & Reinsurance	9.5%
Consumer Discretionary	9.1%
Industrial Services	7.5%
Financials	7.1%
Healthcare	6.9%
Oil & Gas Production & Services	4.5%
Consulting & Information Technology Services	4.1%
Real Estate	4.0%
Materials/Diversified Chemicals	3.5%
Conglomerates	3.5%
Short-Term Investments	11.2%
Others	13.5%
Other Assets less Liabilities	1.2%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Small-Cap Value Fund - Z Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Small-Cap Value Fund
Class Name	Z Class
Trading Symbol	TASZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TASZX)	$ 117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI USA All Cap Index and the MSCI USA Small Cap Value Index (the “Secondary Index”), to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. The Fund seeks to generate long-term capital appreciation by employing the adviser’s fundamental, bottom-up, value investing philosophy within a universe of smaller capitalization North American equities.
Top Contributors to Performance
  During the reporting period the largest source of outperformance, compared to the Secondary Index, was generated by security selection within the Consumer Discretionary sector. Two of the Fund’s top five contributors for the period were Consumer Discretionary companies, Hamilton Beach Brands Holding Co. and TRI Pointe Homes, Inc.
  Financials exposure generated the largest absolute contribution to returns for both the Fund and the Secondary Index.
  The Fund’s holding in UMB Financial Corp. represented its highest average portfolio weight, and the largest positive contributor to Fund performance during the period.
  Other Financial holdings, such as Investors Title Co. and Prosperity Bancshares, Inc., made meaningful positive contributions to Fund performance during the period.
  Health Care companies held by the Fund each contributed positively to performance and resulted in a positive selection effect.
Top Detractors from Performance
  The Fund’s return during the period was negatively impacted by holdings in Seaboard Corp. (“Seaboard”) and ProAssurance Corp.
  The Consumer Staples sector, represented by Seaboard, created the largest underperformance relative to the Secondary
  Index
  as a result of both allocation effect and selection effect.
  The Fund’s Real Estate exposure underperformed the Secondary Index’s Real Estate sector holdings during the period, negatively impacting relative performance.
  The Fund also experienced a negative selection effect within its Materials holdings.
  The Fund’s cash an
  d cas
  h equivalents balance averaged 12.42% for the period, stemming from notable position realizations during the period, producing a negative allocation effect.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TASZX)	23.56%	10.13%	8.35% *
Russell 2000 Value Index	31.77%	8.42%	6.99%
MSCI USA All Cap Index**	37.98%	14.77%	13.19%
MSCI USA Small Cap Value Index	33.44%	9.70%	7.92%
*	Z Class commenced investment operations on March 1, 2018.
**	The Fund has designated the MSCI USA All Cap Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 183,039,918
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,485,334
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 183,039,918
Total number of portfolio holdings	26
Total advisory fee paid, net	$ 1,485,334
Portfolio turnover rate, as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Ho
ldin
gs
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by
Sector
*
Bank & Thrifts	14.4%
Insurance & Reinsurance	9.5%
Consumer Discretionary	9.1%
Industrial Services	7.5%
Financials	7.1%
Healthcare	6.9%
Oil & Gas Production & Services	4.5%
Consulting & Information Technology Services	4.1%
Real Estate	4.0%
Materials/Diversified Chemicals	3.5%
Conglomerates	3.5%
Short-Term Investments	11.2%
Others	13.5%
Other Assets less Liabilities	1.2%
Total	100.0%
*	(% of N et A ssets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Real Estate Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Investor Class
Trading Symbol	TVRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVRVX)	$ 169	1.41%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States, Canada, and the United Kingdom contributed to
  performance.
  By sub-industry, allocations to Real Estate Services, Homebuilding, and Asset Management contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Brookfield Corp., Lennar Corp., and CBRE Group, Inc.
Top Detractors from Performance
  By country, Hong Kong detracted from performance.
  By sub-industry, Real Estate Development detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included CK Asset Holdings, Ltd. and Trinity Place Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor Class (TVRVX)	40.23%	4.08%	3.64%
FTSE EPRA/NAREIT Developed Index	29.84%	0.81%	3.83%
MSCI World Index*	34.29%	12.57%	10.36%
MSCI ACWI IMI Core Real Estate Index	30.37%	0.74%	3.96%
*	The Fund has designated the MSCI World Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 309,828,977
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,667,043
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 309,828,977
Total number of portfolio holdings	34
Total advisory fee paid, net	$ 2,667,043
Portfolio turnover rate, as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as
of t
he report date.
Summary of Investments by
Sector
*
Non-U.S. Real Estate Operating Companies	16.1%
U.S. Real Estate Investment Trusts	14.7%
Consulting/Management	13.7%
U.S. Homebuilder	11.0%
Non-U.S. Real Estate Investment Trusts	9.2%
Mortgage Finance	7.0%
Industrial Services	6.0%
Forest Products & Paper	5.9%
Non-U.S. Real Estate Consulting/Management	5.4%
U.S. Real Estate Operating Companies	3.9%
Purchased Options **	0.0%
Short-Term Investments	2.0%
Others	4.9%
Other Assets less Liabilities	0.2%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Real Estate Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	TAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAREX)	$ 140	1.16%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States, Canada, and the United Kingdom contributed to performance.
  By sub-industry, allocations to Real Estate Services, Homebuilding, and Asset Management contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Brookfield Corp., Lennar Corp., and CBRE Group, Inc.
Top Detractors from Performance
  By country, Hong Kong detracted from performance.
  By sub-industry, Real Estate Development detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included CK Asset Holdings, Ltd. and Trinity Place Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (TAREX)	40.56%	4.34%	3.90%
FTSE EPRA/NAREIT Developed Index	29.84%	0.81%	3.83%
MSCI World Index*	34.29%	12.57%	10.36%
MSCI ACWI IMI Core Real Estate Index	30.37%	0.74%	3.96%
*	The Fund has designated the MSCI World Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 309,828,977
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,667,043
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 309,828,977
Total number of portfolio holdings	34
Total advisory fee paid, net	$ 2,667,043
Portfolio turnover rate, as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by
Sector
*
Non-U.S. Real Estate Operating Companies	16.1%
U.S. Real Estate Investment Trusts	14.7%
Consulting/Management	13.7%
U.S. Homebuilder	11.0%
Non-U.S. Real Estate Investment Trusts	9.2%
Mortgage Finance	7.0%
Industrial Services	6.0%
Forest Products & Paper	5.9%
Non-U.S. Real Estate Consulting/Management	5.4%
U.S. Real Estate Operating Companies	3.9%
Purchased Options **	0.0%
Short-Term Investments	2.0%
Others	4.9%
Other Assets less Liabilities	0.2%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue Real Estate Value Fund - Z Class
Shareholder Report [Line Items]
Fund Name	Third Avenue Real Estate Value Fund
Class Name	Z Class
Trading Symbol	TARZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TARZX)	$ 128	1.06%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World Index and the MSCI ACWI IMI Core Real Estate Index to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to provide long-term capital appreciation primarily by investing in the securities of well-financed real estate and real estate-related companies.
Top Contributors to Performance
  By country, allocations to the United States, Canada, and the United Kingdom contributed to performance.
  By sub-industry, allocations to Real Estate Services, Homebuilding, and Asset Management contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Brookfield Corp., Lennar Corp., and CBRE Group, Inc.
Top Detractors from Performance
  By country, Hong Kong detracted from performance.
  By sub-industry, Real Estate Development detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included CK Asset Holdings, Ltd. and Trinity Place Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (TARZX)	40.67%	4.43%	2.85% *
FTSE EPRA/NAREIT Developed Index	29.84%	0.81%	4.19%
MSCI World Index**	34.29%	12.57%	10.88%
MSCI ACWI IMI Core Real Estate Index	30.37%	0.74%	3.66%
*	Z Class commenced investment operations on March 1, 2018.
**	The Fund has designated the MSCI World Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 309,828,977
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,667,043
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 309,828,977
Total number of portfolio holdings	34
Total advisory fee paid, net	$ 2,667,043
Portfolio turnover rate, as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by
Sector
*
Non-U.S. Real Estate Operating Companies	16.1%
U.S. Real Estate Investment Trusts	14.7%
Consulting/Management	13.7%
U.S. Homebuilder	11.0%
Non-U.S. Real Estate Investment Trusts	9.2%
Mortgage Finance	7.0%
Industrial Services	6.0%
Forest Products & Paper	5.9%
Non-U.S. Real Estate Consulting/Management	5.4%
U.S. Real Estate Operating Companies	3.9%
Purchased Options **	0.0%
Short-Term Investments	2.0%
Others	4.9%
Other Assets less Liabilities	0.2%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue International Real Estate Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Institutional Class
Trading Symbol	REIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (REIFX)	$ 110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index and the MSCI ACWI ex USA IMI Core Real Estate Index to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include real estate investment trusts (“REITs”), real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
Top Contributors to Perform
a
nce
  By country, allocations to Hong Kong, Ireland, and Japan contributed to performance.
  By sub-industry, allocations to Homebuilding, Real Estate Development, and Multifamily REITs contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Glenveagh Properties PLC, Aedas Homes S.A., and Big Yellow Group PL
  C.
Top Detractors from Performance
  By country, Canada
  and
  Mexico detracted from performance.
  By sub-industry, Real Estate Operating Companies detracted from performance.
  Some of the individual holdings in the F
  un
  d that detracted from performance included Corp. Inmobiliaria
  Vesta
  S.A.B. de CV and StorageVault Canada, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class (REIFX)	19.76%	4.23%	5.35%
FTSE EPRA Nareit Global ex US Index	19.46%	(4.07) %	0.85%
MSCI World ex USA Index*	24.49%	7.10%	5.84%
MSCI ACWI ex USA IMI Core Real Estate Index	21.98%	(3.28) %	1.35%
*	The Fund has designated the MSCI World ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 64,544,623
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 276,028
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statist ics
Fund net assets	$ 64,544,623
Total number of portfolio holdings	25
Total advisory fee paid, net	$ 276,028
Portfolio turnover rate, as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by
Sector
*
Non-U.S. Real Estate Operating Companies	50.5%
Non-U.S. Real Estate Investment Trusts	29.7%
Non-U.S. Homebuilder	9.7%
Lodging & Hotels	5.2%
Short-Term Investments	4.3%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.
Third Avenue International Real Estate Value Fund - Z Class
Shareholder Report [Line Items]
Fund Name	Third Avenue International Real Estate Value Fund
Class Name	Z Class
Trading Symbol	REIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thirdave.com/fund-literature .
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (REIZX)	$ 110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI World ex USA Index and the MSCI ACWI ex USA IMI Core Real Estate Index to demonstrate how the Fund’s performance compares to the returns of broad-based indices and similar investments for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Fund and related indices. As background, the Fund seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include real estate investment trusts (“REITs”), real estate operating companies and other publicly traded companies whose asset base is primarily real estate.
Top Contributors to Performanc
e
  By country, allocations to Hong Kong, Ireland, and Japan contributed to performance.
  By sub-industry, allocations to Homebuilding, Real Estate Development, and Multifamily REITs contributed to performance.
  Some of the individual holdings in the Fund that contributed to performance included Glenveagh Properties PLC, Aedas Homes S.A., and Big Yellow Group PLC.
Top Detractors from Performanc
e
  By country, Canada and Mexico detracted from performance.
  By sub-industry, Real Estate Operating Companies detracted from performance.
  Some of the individual holdings in the Fund that detracted from performance included Corp. Inmobiliaria Vesta S.A.B. de CV and StorageVault Canada, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Z Class (REIZX)	19.70%	4.22%	4.05% *
FTSE EPRA Nareit Global ex US Index	19.46%	(4.07) %	(1.91) %
MSCI World ex USA Index**	24.49%	7.10%	5.59%
MSCI ACWI ex USA IMI Core Real Estate Index	21.98%	(3.28) %	(1.48) %
*	Z Class commenced investment operations on April 20, 2018.
**	The Fund has designated the MSCI World ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Apr. 20, 2018
No Deduction of Taxes [Text Block]	the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
Net Assets	$ 64,544,623
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 276,028
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statisti cs
Fund net assets	$ 64,544,623
Total number of portfolio holdings	25
Total advisory fee paid, net	$ 276,028
Portfolio turnover rate, as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report dat
e.
Summary of Investments by
Sector
*
Non-U.S. Real Estate Operating Companies	50.5%
Non-U.S. Real Estate Investment Trusts	29.7%
Non-U.S. Homebuilder	9.7%
Lodging & Hotels	5.2%
Short-Term Investments	4.3%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended October 31, 2024, there were no changes in and/or disagreements with Accountants.